Gabelli ESG Fund, Inc.

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	Airlines — 0.2%
2,150	Delta Air Lines Inc.	$86,451

	Automotive — 1.5%
3,400	Daimler AG	240,037
1,900	Toyota Motor Corp., ADR	293,683

		533,720

	Automotive: Parts and Accessories — 0.3%
3,400	Gentex Corp.	115,362

	Beverage — 3.6%
16,200	Danone SA	1,063,950
4,400	The Coca-Cola Co.	241,296

		1,305,246

	Broadcasting — 1.4%
2,000	Liberty Broadband Corp., Cl. C†	316,740
4,200	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	182,742

		499,482

	Building and Construction — 1.2%
1,000	Arcosa Inc.	54,930
950	Cavco Industries Inc.†	166,678
1,050	Jacobs Engineering Group Inc.	114,408
2,000	Johnson Controls International plc	93,180

		429,196

	Business Services — 0.9%
1,000	IHS Markit Ltd.	89,830
6,000	Macquarie Infrastructure Corp.	225,300

		315,130

	Cable and Satellite — 2.3%
15,000	Comcast Corp., Cl. A	786,000
3,500	EchoStar Corp., Cl. A†	74,165

		860,165

	Computer Hardware — 0.9%
2,700	International Business Machines Corp.	339,876

	Computer Software and Services — 6.8%
705	Alphabet Inc., Cl. A†	1,235,611
3,700	Cisco Systems Inc.	165,575
2,500	Dell Technologies Inc., Cl. C†.	183,225
10,000	Hewlett Packard Enterprise Co.	118,500
6,750	Intel Corp.	336,285
1,300	Microsoft Corp.	289,146
5,400	NortonLifeLock Inc.	112,212
2,300	SVMK Inc.†.	58,765

		2,499,319

Shares		Market Value

	Consumer Products — 3.1%
3,000	Energizer Holdings Inc.	$126,540
10,100	Sony Corp., ADR	1,021,110

		1,147,650

	Consumer Services — 2.1%
8,000	Resideo Technologies Inc.†	170,080
12,000	Terminix Global Holdings Inc.†	612,120

		782,200

	Diversified Industrial — 1.9%
6,700	ABB Ltd., ADR	187,332
1,300	Agilent Technologies Inc.	154,037
2,050	Siemens AG, ADR	147,170
950	Union Pacific Corp.	197,809

		686,348

	Energy and Utilities — 4.8%
5,000	Eos Energy Enterprises Inc.†	104,200
20,400	NextEra Energy Inc.	1,573,860
7,000	PG&E Corp.†	87,220

		1,765,280

	Entertainment — 2.1%
2,500	The Walt Disney Co.†	452,950
10,000	Vivendi SA	322,271

		775,221

	Environmental Services — 3.4%
35,000	BioHiTech Global Inc.†	39,200
33,000	Evoqua Water Technologies Corp.†	890,340
3,000	Waste Connections Inc.	307,710

		1,237,250

	Equipment and Supplies — 4.9%
20,000	Mueller Water Products Inc., Cl. A	247,600
735	Parker-Hannifin Corp.	200,221
9,000	Ranpak Holdings Corp.†	120,960
10,000	Watts Water Technologies Inc., Cl. A	1,217,000

		1,785,781

	Financial Services — 22.5%
106,430	Aegon NV	420,615
12,300	Ally Financial Inc.	438,618
5,000	American Express Co.	604,550
62,000	Commerzbank AG†	398,859
32,500	Credit Agricole SA†	409,741
10,000	Credit Suisse Group AG, ADR	128,000
57,000	Daiwa Securities Group Inc.	259,455
3,034	Diamond Hill Investment Group Inc.	452,885
16,100	Franklin Resources Inc.	402,339
18,100	ING Groep NV†	168,957
14,400	Janus Henderson Group plc	468,144
11,850	Kinnevik AB, Cl. B	598,434
10,116	NN Group NV	439,087

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
5,850	PayPal Holdings Inc.†	$1,370,070
415	S&P Global Inc.	136,423
10,044	Societe Generale SA†	208,864
68,000	Standard Chartered plc†	433,240
3,250	State Street Corp.	236,535
11,100	The Bank of New York Mellon Corp.	471,084
1,300	The PNC Financial Services Group Inc.	193,700

		8,239,600

	Food — 11.0%
37,000	Conagra Brands Inc.	1,341,620
10,000	Mondelēz International Inc., Cl. A	584,700
9,750	Nestlé SA	1,148,238
11,600	The Hain Celestial Group Inc.†	465,740
7,900	Unilever plc, ADR	476,844

		4,017,142

	Health Care — 10.8%
3,325	Baxter International Inc.	266,798
600	Becton, Dickinson and Co.	150,132
16,650	Bristol-Myers Squibb Co.	1,032,800
760	Cigna Corp.	158,217
4,500	Gilead Sciences Inc.	262,170
945	HCA Healthcare Inc.	155,415
9,000	Henry Schein Inc.†	601,740
500	Illumina Inc.†	185,000
4,500	Medtronic plc.	527,130
7,950	Takeda Pharmaceutical Co. Ltd., ADR	144,690
2,850	Zoetis Inc.	471,675

		3,955,767

	Machinery — 8.5%
865	Caterpillar Inc.	157,447
107,700	CNH Industrial NV†	1,382,868
15,500	Xylem Inc.	1,577,745

		3,118,060

	Retail — 1.5%
2,250	Lowe’s Companies Inc.	361,148
2,750	The TJX Companies Inc.	187,797

		548,945

	Semiconductors — 0.4%
245	NVIDIA Corp.	127,939

	Specialty Chemicals — 1.4%
4,750	International Flavors & Fragrances Inc.	516,990

Shares		Market Value

	Telecommunications — 2.5%
7,500	AT&T Inc.	$215,700
10,000	Loral Space & Communications Inc.	209,900
6,000	SoftBank Group Corp., ADR	231,960
16,700	Vodafone Group plc, ADR	275,216

		932,776

	TOTAL COMMON STOCKS	36,620,896

	TOTAL INVESTMENTS — 100.0% (Cost $25,233,859)	$36,620,896

†	Non-income producing security.
ADR	American Depositary Receipt

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